Average Annual Total Returns - Class K - BlackRock New Jersey Municipal Bond Fund - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	7.68%
5 Years	3.78%
10 Years	5.02%
After Taxes on Distributions
Average Annual Return:
1 Year	7.68%
5 Years	3.77%
10 Years	5.01%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.02%
5 Years	3.73%
10 Years	4.81%